Cover	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2024
Entity File Number	0-5703
Entity Registrant Name	Siebert Financial Corp.
Entity Central Index Key	0000065596
Entity Tax Identification Number	11-1796714
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	653 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	310
Local Phone Number	385-1861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.01 par value
Trading Symbol	SIEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false